Additional paid-in capital (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants	5,200,501,500
Exercise price	$ 0.004
Intrinsic Value	$ 0.061
April Twelve Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants	4,925,001,500
Exercise price	$ 0.002
Intrinsic Value	$ 0.063
December Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants	120,000,000
Exercise price	$ 0.015
Intrinsic Value	$ 0.050
December Thirty One Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants	155,500,000
Exercise price	$ 0.050
Intrinsic Value	$ 0.015